Disposal of Subsidiaries (Tables)	6 Months Ended
Jun. 30, 2026
Disposal of Subsidiaries [Abstract]
Schedule of Assets and Liabilities of Discontinued Operations

The following table summarizes the carrying value of the assets and liabilities of discontinued operations Juxing, Shenzhen Pengze and VIEs at June 25, 2026:

Cash and equivalents	$932,492
Prepaid expenses and other receivables	1,570,873
Loan receivable	677,156
Fixed assets, net	2,014
Total assets	$3,182,535

Accounts payable	$98,058
Accrued liabilities and other payables	1,543,445
Loan payable	26,532
Non-controlling interest	117,600
Other current liabilities	83,559

Total liabilities	$1,869,194

The following table summarizes the carrying value of the assets and liabilities of discontinued operations Juxing, Shenzhen Pengze and VIEs at December 31, 2025:

Cash and equivalents	$105,015
Accounts receivable, net	1,652,351
Due from related parties	34,991
Prepaid expenses and other receivables	1,434,384
Loan receivable	657,943
Restricted cash, non-current	1,430,000
Right-of-use asset, net	42,745
Fixed assets, net	1,954
Assets from discontinued operations	$5,359,383

Accounts payable	$2,001,641
Loan payable to third parties	107,250
Advance from customers	30,975
Accrued liabilities and other payables	1,643,827
Taxes payable	101,430
Due to related parties	211,299
Lease liabilities	42,745

Liabilities from discontinued operations	$4,139,167

Schedule of Discontinued Operations

The following table shows the results of operations relating to discontinued operations for the six months ended June 30, 2026 and 2025, respectively.

	Six Months ended June 30,
	2026	2025

Revenue	$1,948,681	$7,261,545

Cost of goods sold	1,581,570	6,535,524

Gross profit	367,111	726,021

Operating expenses
Research and development expenses	176,415	75,605
Selling expenses	127,258	32,906
General and administrative expenses	121,356	197,698

Total operating expenses	425,029	306,209

Income/ (Loss) from operations	(57,918)	419,812

Gain from disposal of subsidiaries	884,361	-
Other income, net	88,474	5,878

Income before income taxes	914,917	425,690

Income tax provision	2,619	19,769

Net Income	$912,298	$405,921